Cover	12 Months Ended
Dec. 31, 2025
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-41639
Entity Registrant Name	SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY
Entity Central Index Key	0001940674
Entity Address, Address Line One	Mespil Business Centre
Entity Address, Address Line Two	Mespil House
Entity Address, Address Line Three	Sussex Road
Entity Address, City or Town	Dublin
Entity Address, Country	IE
Entity Address, Postal Zip Code	4